Phoenix Investment Partners

       |                         Annual Report
       |
       |                                                   August 31, 2000
       |
       |        -------------
       |---     Duff & Phelps                           >  Phoenix-Duff & Phelps
       |        -------------                              Core Equity Fund
       |
       |---     Oakhurst                                >  Phoenix-Oakhurst
                                                           Growth & Income
                                                           Fund

[LOGO] PHOENIX
       INVESTMENT PARTNERS

                                  IFC (blank)

Message from the President

Dear Shareholder:

[PHOTO OMITTED]

      We are pleased to provide this annual report for the Phoenix-Duff & Phelps Core Equity Fund and the Phoenix-Oakhurst Growth & Income Fund for the 12 months ended August 31, 2000. On the following pages, your Fund's portfolio management team reviews events in the equity markets that affected performance over the last year and discusses investment strategy. We hope you find their comments informative.

      Historically, value stocks, which your funds invest in, have outperformed growth stocks over very long periods of time, and both the Phoenix-Duff & Phelps Core Equity Fund and the Phoenix-Oakhurst Growth & Income Fund recorded strong returns for the last fiscal year. However, most value stocks underperformed growth stocks, especially "dot.com" stocks over the past 12 months.

      Since it is impossible to predict what investment style will be in favor next quarter or next year, the need to be properly diversified has, perhaps, never been more important. The goal of equity diversification is to capture the overall returns of equities while moderating volatility, or wide swings in performance results.

      A diversified portfolio can offer protection in a volatile market by spreading investment risk across a broad spectrum of investment styles and asset classes. Less overlap or redundancy in a portfolio should translate into lower volatility and greater opportunity to participate in the gains of whatever style is currently in favor.

      We recognize that it is important to measure results by investors' success in reaching their personal financial goals within the context of their risk tolerance and investment horizon. We believe that Phoenix-Duff & Phelps Core Equity Fund and Phoenix-Oakhurst Growth & Income Fund offer investors a complementary investment style that results in a well-diversified portfolio. Your financial advisor can show you the benefits of asset allocation and help you determine what types of investments best fit your financial plan.

      If you have any questions, please call your financial advisor or contact us at 1-800-243-4361 or www.phoenixinvestments.com. Information about your account is available at our Web site or through our automated account information line at 1-800-243-1574.

Sincerely,


/s/ Philip R. McLoughlin

Philip R. McLoughlin

August 31, 2000

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------

Phoenix-Duff & Phelps Core Equity Fund

A Discussion with the Fund's Portfolio Manager, Diane Mustain

Q: What is the Fund's investment objective?

A: The Fund seeks long-term capital appreciation.

Q: How did the Fund perform over the last 12 months?

A: For the fiscal year ended August 31, 2000, Class A shares earned 8.70%, Class B shares returned 7.99%, and Class C shares were up 7.90% for the 12 months. While our high quality, relative value approach did not beat the broad S&P 500 Index,(1) which returned 16.39% for the year, results were in line with the S&P 500/Barra Value Index,(2) which gained only 9.32% for the period. All performance figures assume reinvestment of distributions and exclude the effect of sales charges.

Q: What market factors affected performance?

A: We believe that select investments in large-cap, high quality companies offer the best opportunity to achieve above-market returns. Our high quality, relative value investment discipline was not rewarded over the past year. We invest in established companies in which we are confident of the predictability and consistency of their future earnings and dividend growth. Thus, the market's preference for richly valued technology stocks, often with no or very short earnings history, negatively impacted the Fund's performance during this reporting period.

Q: What were some of the portfolio's best performing stocks? What were some of the more disappointing holdings?

A: Some of the Fund's best performing stocks included Providian Financial Corp., a provider of consumer loans, Sun Microsystems, a marketer of networked systems, Guidant Corp., a manufacturer of cardiovascular equipment, Pfizer, a leading research-based health-care company, and Duke Energy, which provides both electric and natural gas energy services. Some of our disappointing holdings were WorldCom, a global network services provider, and Georgia Pacific, a manufacturer of building and paper products.

Q: What is your outlook for the next six months?

A: We are encouraged by the improving breadth of the market. While during 1999, the market was dominated by soaring tech stocks, in the past three months, other sectors of the market that had been neglected, such as utilities, energy and financials, have been performing well. We feel that technology valuations peaked in the first quarter of this year and are not likely to revisit their peak levels. As a result, relative performance of the Fund to the S&P 500 Index has improved as the market exhibited improved breadth. We believe that our focus on high quality companies with consistent earnings growth will fare well over the next six months, given our outlook for moderating economic growth in the U.S.

                                                              September 29, 2000


(1) The S&P 500 Index is an unmanaged, commonly used measure of broad stock market total-return performance.
(2) The S&P 500/Barra Value Index is an unmanaged, commonly used measure of value-oriented stock market total-return performance. The indices are not available for direct investment.

Phoenix-Duff & Phelps Core Equity Fund

--------------------------------------------------------------------------------
Average Annual Total Returns(1)                           PERIODS ENDING 8/31/00
--------------------------------------------------------------------------------

                                                          INCEPTION    INCEPTION
                                                1 Year    TO 8/31/00     DATE
                                                ------    ----------   ---------
       Class A Shares at NAV(2)                  8.70%      10.99%      9/25/97
       Class A Shares at POP(3)                  2.45        8.77       9/25/97

       Class B Shares at NAV(2)                  7.99       10.19       9/25/97
       Class B Shares with CDSC(4)               3.99        9.34       9/25/97

       Class C Shares at NAV(2)                  7.90       10.19       9/25/97
       Class C Shares with CDSC(4)               7.90       10.19       9/25/97

       S&P 500 Index(6)                         16.39       19.20       9/25/97

(1) Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.
(2) "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.
(3) "POP" (Public Offering Price) total returns include the effect of the maximum front- end 5.75% sales charge.
(4) CDSC (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for B shares decline from 5% to 0% over a five year period. CDSC charges for C share are 1% in the first year and 0% thereafter.
(5) This chart illustrates POP returns on Class A and CDSC returns for Class B and Class C shares since inception.
(6) The S&P 500 Index is a measure of stock market total return performance. The index's performance does not reflect sales charge.

      All returns represent past performance which may not be indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
Growth of $10,000                                           PERIODS END ING 8/31
--------------------------------------------------------------------------------

                                 [GRAPH OMITTED]

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 9/25/97 (inception of the Fund) in Class A, Class B, and Class C shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class B shares reflects the CDSC charges which decline from 5% to 0% over a five year period. The total return for Class C shares reflects the CDSC charges which are 1% in the first year and 0% thereafter. Performance assumes dividends and capital gains are reinvested.

--------------------------------------------------------------------------------
Sector Weightings                                                        8/31/00
--------------------------------------------------------------------------------

As a percentage of equity holdings

   [The following table was depicted as a pie chart in the printed material.]

o  Technology              31%
o  Financials              15
o  Health-Care             13
o  Capital Goods            9
o  Energy                   8
o  Consumer Cyclicals       6
o  Utilities                6
o  Other                   12

Phoenix-Duff & Phelps Core Equity Fund

--------------------------------------------------------------------------------
     Ten Largest Holdings at August 31, 2000 (as a percentage of net assets)
--------------------------------------------------------------------------------
 1. Providian Financial Corp.                                               3.7%
    Provider of consumer loans and financial services

 2. Intel Corp.                                                             3.4%
    Designs, develops and markets advanced
    microcomputer components

 3. Sun Microsystems, Inc.                                                  3.4%
    Marketer of networked systems

 4. Conoco, Inc. Class A                                                    3.2%
    Involved in oil and gas exploration, development and production

 5. Motorola, Inc.                                                          3.2%
    Semiconductor and communications equipment provider

 6. Tyco International Ltd.                                                 3.0%
    Diversified industrial services company

 7. International Business Machines Corp.                                   2.9%
    Provides advanced information technologies

 8. MGIC Investment Corp.                                                   2.8%
    Private mortgage services provider

 9. Computer Sciences Corp.                                                 2.7%
    Computer services provider

10. Exxon Mobil Corp.                                                       2.7%
    World's leading oil company
--------------------------------------------------------------------------------

                         INVESTMENTS AT AUGUST 31, 2000

                                                          SHARES         VALUE
                                                          ------         -----

COMMON STOCKS -- 97.3%

Auto Parts & Equipment -- 1.6%
Delphi Automotive Systems Corp. ................          34,000      $  558,875

Automobiles -- 0.9%
Ford Motor Co. .................................          13,810         334,029

Banks (Major Regional) -- 1.9%
Wells Fargo & Co. ..............................          15,700         678,044

Banks (Money Center) -- 4.7%
Chase Manhattan Corp. (The) ....................          13,800         771,075
Firstar Corp. ..................................          37,600         897,700
                                                                      ----------
                                                                       1,668,775
                                                                      ----------
Biotechnology -- 1.2%
Amgen, Inc.(b) .................................           5,800         439,712

Chemicals -- 2.5%
Dow Chemical Co. (The) .........................          13,800         361,387
Praxair, Inc. ..................................          11,850         524,362
                                                                      ----------
                                                                         885,749
                                                                      ----------
Communications Equipment -- 3.2%
Motorola, Inc. .................................          31,200       1,125,150

Computers (Hardware) -- 8.8%
Dell Computer Corp.(b) .........................          20,700         903,037
International Business Machines Corp. ..........           7,750       1,023,000
Sun Microsystems, Inc.(b) ......................           9,450       1,199,559
                                                                      ----------
                                                                       3,125,596
                                                                      ----------
Computers (Networking) -- 2.4%
Cisco Systems, Inc.(b) .........................          12,648         866,388

Computers (Peripherals) -- 2.5%
EMC Corp.(b) ...................................           9,100         891,800

Computers (Software & Services) -- 2.4%
Computer Associates International, Inc. ........          11,300         358,775
Microsoft Corp.(b) .............................           7,250         506,141
                                                                      ----------
                                                                         864,916
                                                                      ----------
Consumer Finance-- 3.7%
Providian Financial Corp. ......................          11,450       1,316,034

Electric Companies-- 3.6%
Duke Energy Corp. ..............................           6,500         486,281
Southern Co. (The) .............................          27,000         808,312
                                                                      ----------
                                                                       1,294,593
                                                                      ----------
Electrical Equipment-- 4.5%
General Electric Co. ...........................          13,150         771,741
Solectron Corp.(b) .............................          18,050         817,891
                                                                      ----------
                                                                       1,589,632
                                                                      ----------

                        See Notes to Financial Statements

Phoenix-Duff & Phelps Core Equity Fund

                                                          SHARES         VALUE
                                                          ------         -----

Electronics (Semiconductors) -- 7.9%
Intel Corp. ........................................        16,200   $ 1,212,975
Microchip Technology, Inc.(b) ......................         9,800       667,012
Texas Instruments, Inc. ............................        13,900       930,431
                                                                     -----------
                                                                       2,810,418
                                                                     -----------
Financial (Diversified) -- 2.0%
Fannie Mae .........................................        13,400       720,250

Health Care (Drugs-Major Pharmaceuticals) -- 6.6%
Lilly (Eli) & Co. ..................................         8,600       627,800
Pfizer, Inc. .......................................        19,162       828,756
Schering-Plough Corp. ..............................        22,500       902,813
                                                                     -----------
                                                                       2,359,369
                                                                     -----------
Health Care (Medical Products & Supplies) -- 4.8%
Baxter International, Inc. .........................         5,550       462,038
Guidant Corp.(b) ...................................         8,850       595,716
Medtronic, Inc. ....................................        12,350       632,938
                                                                     -----------
                                                                       1,690,692
                                                                     -----------
Household Products (Non-Durable) -- 1.9%
Kimberly-Clark Corp. ...............................        11,700       684,450

Insurance (Property-Casualty) -- 2.8%
MGIC Investment Corp. ..............................        17,100     1,005,694

Manufacturing (Diversified) -- 1.9%
United Technologies Corp. ..........................        10,650       664,959

Natural Gas -- 2.1%
Williams Cos., Inc. (The) ..........................        16,250       748,516

Oil & Gas (Exploration & Production) -- 1.1%
Unocal Corp. .......................................        11,900       397,163

Oil & Gas (Refining & Marketing)-- 1.1%
Tosco Corp. ........................................        12,200       372,100

Oil (Domestic Integrated) -- 3.2%
Conoco, Inc. Class A ...............................        45,400     1,143,513

Oil (International Integrated) -- 2.7%
Exxon Mobil Corp. ..................................        11,730       957,461

Paper & Forest Products -- 1.1%
Georgia-Pacific Group ..............................        15,100       403,925

Personal Care -- 1.0%
Estee Lauder Cos., Inc. (The) Class A ..............         8,650       354,109

Retail (Building Supplies) -- 0.9%
Home Depot, Inc. (The) .............................         6,800       326,825

Retail (Drug Stores) -- 1.4%
CVS Corp. ..........................................        12,950       480,769

Retail (General Merchandise) -- 1.5%
Target Corp. .......................................        22,600       525,450

Services (Advertising/Marketing) -- 1.3%
Omnicom Group, Inc. ................................         5,450       454,734

Services (Computer Systems) -- 2.7%
Computer Sciences Corp.(b) .........................        12,200       964,563

Services (Data Processing) -- 1.4%
First Data Corp. ...................................        10,600       505,488

Telecommunications (Long Distance) -- 2.1%
WorldCom, Inc.(b) ..................................        20,000       730,000

Telephone -- 1.9%
SBC Communications, Inc. ...........................        15,900       663,825

--------------------------------------------------------------------------------
Total Common Stocks
(Identified cost $28,317,674) ......................                  34,603,566
--------------------------------------------------------------------------------

                        See Notes to Financial Statements

Phoenix-Duff & Phelps Core Equity Fund

                                                       SHARES         VALUE
                                                       ------         -----

FOREIGN COMMON STOCKS -- 3.0%

Manufacturing (Diversified) -- 3.0%
Tyco International Ltd. (Bermuda) ...............      18,400    $  1,048,800
-----------------------------------------------------------------------------
Total Foreign Common Stocks
(Identified cost $793,784)                                          1,048,800
-----------------------------------------------------------------------------
Total Long-Term Investments -- 100.3%
(Identified cost $29,111,458)                                      35,652,366
-----------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS -- 0.4%

Money Market Mutual Funds -- 0.4%
State Street Global Advisors
Seven Seas Money Market Fund
(6.29% seven day effective yield)                     155,546         155,546
-----------------------------------------------------------------------------
Total Short-Term Obligations
(Identified cost $155,546)                                            155,546
-----------------------------------------------------------------------------

TOTAL INVESTMENTS -- 100.7%
(Identified cost $29,267,004)                                      35,807,912(a)
Cash and receivables, less liabilities -- (0.7%)                     (259,189)
                                                                 ------------
NET ASSETS -- 100.0%                                             $ 35,548,723
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $7,768,120 and gross depreciation of $1,324,286 for federal income tax purposes. At August 31, 2000, the aggregate cost of securities for federal income tax purposes was $29,364,078.
(b)   Non-income producing

                        See Notes to Financial Statements

Phoenix-Duff & Phelps Core Equity Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                 AUGUST 31, 2000

Assets
Investment securities at value
  (Identified cost $29,267,004)                                      $35,807,912
Receivables
  Investment securities sold                                             288,516
  Dividends and interest                                                  49,682
  Fund shares sold                                                         6,574
Prepaid expenses                                                             461
                                                                     -----------
   Total assets                                                       36,153,145
                                                                     -----------

Liabilities
Payables
  Investment securities purchased                                        376,265
  Fund shares repurchased                                                152,043
  Investment advisory fee                                                  3,850
  Distribution fee                                                        12,266
  Transfer agent fee                                                      10,505
  Trustees' fee                                                            8,342
  Financial agent fee                                                      5,756
Accrued expenses                                                          35,395
                                                                     -----------
   Total liabilities                                                     604,422
                                                                     -----------
Net Assets                                                           $35,548,723
                                                                     ===========

Net Assets Consist of:
Capital paid in on shares of beneficial interest                     $28,150,919
Accumulated net realized gain                                            856,896
Net unrealized appreciation                                            6,540,908
                                                                     -----------
Net Assets                                                           $35,548,723
                                                                     ===========

Class A
Shares of beneficial interest outstanding, $1 par value
  unlimited authorization (Net Assets $27,840,457)                     2,121,229
Net asset value per share                                                 $13.12
Offering price per share $13.12/(1-5.75%)                                 $13.92

Class B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $6,113,446)                        475,883
Net asset value and offering price per share                              $12.85

Class C
Shares of beneficial interest outstanding, $1 par value
  unlimited authorization (Net Assets $1,594,820)                        124,116
Net asset value and offering price per share                              $12.85

                             STATEMENT OF OPERATIONS
                           YEAR ENDED AUGUST 31, 2000

Investment Income
Dividends                                                           $   394,454
Interest                                                                 26,700
                                                                    -----------
   Total investment income                                              421,154
                                                                    -----------

Expenses
Investment advisory fee                                                 297,630
Distribution fee, Class A                                                75,300
Distribution fee, Class B                                                75,301
Distribution fee, Class C                                                20,340
Financial agent fee                                                      73,229
Transfer agent                                                           73,060
Registration                                                             26,361
Professional                                                             25,449
Trustees                                                                 20,494
Custodian                                                                11,539
Printing                                                                  8,902
Miscellaneous                                                             9,675
                                                                    -----------
   Total expenses                                                       717,280
   Less expenses borne by investment adviser                           (149,507)
                                                                    -----------
   Net expenses                                                         567,773
                                                                    -----------
Net investment loss                                                    (146,619)
                                                                    -----------

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities 1,040,007
Net change in unrealized appreciation (depreciation) on
  investments                                                         2,177,857
                                                                    -----------
Net gain on investments                                               3,217,864
                                                                    -----------
Net increase in net assets resulting from operations                $ 3,071,245
                                                                    ===========

                        See Notes to Financial Statements

Phoenix-Duff & Phelps Core Equity Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                   Year Ended        Year Ended
                                                                                     8/31/00           8/31/99
                                                                                  ------------       ------------
From Operations
  Net investment income (loss)                                                    $   (146,619)      $    (58,694)
  Net realized gain (loss)                                                           1,040,007            944,586
  Net change in unrealized appreciation (depreciation)                               2,177,857          8,988,251
                                                                                  ------------       ------------
  Increase (decrease) in net assets resulting from operations                        3,071,245          9,874,143
                                                                                  ------------       ------------
From Distributions to Shareholders
  Net realized gains, Class A                                                         (749,938)          (261,214)
  Net realized gains, Class B                                                         (223,144)           (57,305)
  Net realized gains, Class C                                                          (57,248)           (20,502)
                                                                                  ------------       ------------
  Decrease in net assets from distributions to shareholders                         (1,030,330)          (339,021)
                                                                                  ------------       ------------
From Share Transactions
Class A
  Proceeds from sales of shares (341,078 and 1,335,911 shares, respectively)         4,198,264         15,137,826
  Net asset value of shares issued from reinvestment of distributions
    (58,266 and 21,036 shares, respectively)                                           735,321            253,063
  Cost of shares repurchased (1,614,716 and 318,410 shares, respectively)          (20,021,141)        (3,902,092)
                                                                                  ------------       ------------
Total                                                                              (15,087,556)        11,488,797
                                                                                  ------------       ------------
Class B
  Proceeds from sales of shares (44,678 and 163,890 shares, respectively)              548,634          1,900,577
  Net asset value of shares issued from reinvestment of distributions
    (16,418 and 1,664 shares, respectively)                                            203,748             19,857
  Cost of shares repurchased (349,908 and 94,004 shares, respectively)              (4,269,830)        (1,146,586)
                                                                                  ------------       ------------
Total                                                                               (3,517,448)           773,848
                                                                                  ------------       ------------
Class C
  Proceeds from sales of shares (15,900 and 54,557 shares, respectively)               193,158            630,490
  Net asset value of shares issued from reinvestment of distributions
    (4,208 and 317 shares, respectively)                                                52,259              3,792
  Cost of shares repurchased (100,007 and 106,979 shares, respectively)             (1,228,414)        (1,323,676)
                                                                                  ------------       ------------
Total                                                                                 (982,997)          (689,394)
                                                                                  ------------       ------------
Class M
  Cost of shares repurchased (0 and 10,032 shares, respectively)                            --           (109,546)
                                                                                  ------------       ------------
Total                                                                                       --           (109,546)
                                                                                  ------------       ------------
  Increase (decrease) in net assets from share transactions                        (19,588,001)        11,463,705
                                                                                  ------------       ------------
  Net increase (decrease) in net assets                                            (17,547,086)        20,998,827
Net Assets
  Beginning of period                                                               53,095,809         32,096,982
                                                                                  ------------       ------------
  End of period [including undistributed net investment
    income of $0 and $0, respectively]                                            $ 35,548,723       $ 53,095,809
                                                                                  ============       ============

                        See Notes to Financial Statements

Phoenix-Duff & Phelps Core Equity Fund

                              FINANCIAL HIGHLIGHTS
     (Selected data for a share outstanding throughout the indicated period)

                                                                  CLASS A
                                               ----------------------------------------------
                                                                                     From
                                                    Year Ended August 31           Inception
                                               ----------------------------        9/25/97 to
                                                  2000              1999            8/31/98
Net asset value, beginning of period            $ 12.37           $  9.87           $ 10.00
Income from investment operations
  Net investment income (loss)(1)                 (0.02)             0.01                --
  Net realized and unrealized gain (loss)          1.08              2.57             (0.09)
                                                -------           -------           -------
      Total from investment operations             1.06              2.58             (0.09)
                                                -------           -------           -------
Less distributions
  Dividends from net realized gains               (0.31)            (0.08)               --
  In excess of net investment income                 --                --             (0.04)
                                                -------           -------           -------
      Total distributions                         (0.31)            (0.08)            (0.04)
                                                -------           -------           -------
Change in net asset value                          0.75              2.50             (0.13)
                                                -------           -------           -------
Net asset value, end of period                  $ 13.12           $ 12.37           $  9.87
                                                =======           =======           =======
Total return(2)                                    8.70%            26.12%            (0.93)%(5)

Ratios/supplemental data:
Net assets, end of period (thousands)           $27,840           $41,272           $22,683

Ratio to average net assets of:
  Operating expenses(3)                            1.25%             1.25%             1.25%(6)
  Net investment income (loss)                    (0.19)%            0.06%             0.02%(6)
Portfolio turnover                                   81%               82%               83%(5)

                                                                  CLASS B
                                               ----------------------------------------------
                                                                                     From
                                                    Year Ended August 31           Inception
                                               ----------------------------        9/25/97 to
                                                  2000              1999            8/31/98
Net asset value, beginning of period             $12.20           $  9.81            $10.00
Income from investment operations
  Net investment income (loss)(1)                 (0.12)            (0.08)            (0.08)
  Net realized and unrealized gain (loss)          1.08              2.55             (0.08)
                                                 ------           -------            ------
      Total from investment operations             0.96              2.47             (0.16)
                                                 ------           -------            ------
Less distributions
  Dividends from net realized gains               (0.31)            (0.08)               --
  In excess of net investment income                 --                --             (0.03)
                                                 ------           -------            ------
      Total distributions                         (0.31)            (0.08)            (0.03)
                                                 ------           -------            ------
Change in net asset value                          0.65              2.39             (0.19)
                                                 ------           -------            ------
Net asset value, end of period                   $12.85           $ 12.20            $ 9.81
                                                 ======           =======            ======
Total return(2)                                    7.99%            25.16%            (1.61)%(5)

Ratios/supplemental data:
Net assets, end of period (thousands)            $6,113           $ 9,333            $6,801

Ratio to average net assets of:
  Operating expenses(4)                            2.00%             2.00%             2.00%(6)
  Net investment income (loss)                    (0.93)%           (0.69)%            0.73%(6)
Portfolio turnover                                   81%               82%               83%(5)

(1)   Computed using average shares outstanding.
(2)   Maximum sales charges are not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.64%, 1.43% and 2.95% for the periods ended August 31, 2000, 1999 and 1998, respectively.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.39%, 2.18% and 3.70% for the periods ended August 31, 2000, 1999 and 1998, respectively.
(5)   Not annualized.
(6)   Annualized.

                       See Notes to Financial Statements

Phoenix-Duff & Phelps Core Equity Fund

                              FINANCIAL HIGHLIGHTS
     (Selected data for a share outstanding throughout the indicated period)

                                                                  CLASS C
                                               ----------------------------------------------
                                                                                     From
                                                    Year Ended August 31           Inception
                                               ----------------------------        9/25/97 to
                                                  2000              1999            8/31/98
Net asset value, beginning of period             $12.21            $ 9.82           $10.00
Income from investment operations
  Net investment income (loss)(1)                 (0.12)            (0.08)           (0.08)
  Net realized and unrealized gain (loss)          1.07              2.55            (0.07)
                                                 ------            ------           ------
      Total from investment operations             0.95              2.47            (0.15)
                                                 ------            ------           ------
Less distributions
  Dividends from net realized gains               (0.31)            (0.08)             --
  In excess of net investment income                 --                --            (0.03)
                                                 ------            ------           ------
      Total distributions                         (0.31)            (0.08)           (0.03)
                                                 ------            ------           ------
Change in net asset value                          0.64              2.39            (0.18)
                                                 ------            ------           ------
Net asset value, end of period                   $12.85            $12.21           $ 9.82
                                                 ======            ======           ======
Total return(2)                                    7.90%            25.13%           (1.52)%(4)

Ratios/supplemental data:
Net assets, end of period (thousands)            $1,595            $2,491           $2,514

Ratio to average net assets of:
  Operating expenses(3)                            2.00%             2.00%            2.00%(5)
  Net investment income (loss)                    (0.93)%           (0.70)%          (0.73)%(5)
Portfolio turnover                                   81%               82%              83%(4)

(1)   Computed using average shares outstanding.
(2)   Maximum sales charges are not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.39%, 2.18% and 3.70% for the periods ended August 31, 2000, 1999 and 1998, respectively.
(4)   Not annualized.
(5)   Annualized.

                        See Notes to Financial Statements

Phoenix-Oakhurst Growth & Income Fund

A Discussion with the Fund's Portfolio Management Team, Steve Colton and Dong Zhang

Q: What is the Fund's investment objective?

A: The Fund seeks dividend growth, current income and capital appreciation.

Q: How did the Fund perform over the last 12 months?

A: For the fiscal year ended August 31, 2000, Class A shares earned 16.83%, beating the 16.39% return for the S&P 500 Index,(1) and the average 9.66% return for a peer universe of large-capitalization value funds, according to Lipper, Inc. Class B shares returned 15.99%, and Class C shares were up 16.06% for the 12 months. All performance figures assume reinvestment of distributions and exclude the effect of sales charges.

Q: How would you characterize the market environment over this reporting period?

A: This was another good year for stock investors, although not as spectacular as the year before. Robust consumer spending, business investment in new technologies and a strong housing market drove rapid economic growth. There was record low unemployment, low inflation and high productivity growth. The economy was so strong that it influenced the Federal Reserve's policy-setting Federal Open Market Committee to raise interest rates six times, beginning in June of 1999. The Y2K computer issue turned out to be one of the biggest non-events in history. Some extremists had predicted a Y2K-induced recession, which proved to be far from the truth.

      In contrast to the previous fiscal year, small-capitalization stocks beat large-caps. The small-cap Russell 2000 Index(2) rose 27.16%, while the large-cap S&P 500 rose 16.39%. Growth stocks again dominated value-type companies. The S&P 500/Barra Growth Index(3) rose 22.05%, topping the 9.32% return on the S&P 500/Barra Value Index.(4)

      The technology-dominated Nasdaq Index(5) rose a stellar 53.55%. Recently, however, tech stocks have fallen out of favor. There is worry that telephone companies, with their weakening sales growth and depressed stock prices, will cut back on purchases of telecommunications and networking equipment.

Q: How did these market factors affect performance?

A: Successful sector allocation was the primary driver of our return in excess of the S&P 500 and our Lipper peer group. The portfolio had a higher percentage of its assets in the top-performing three sectors of the market versus our S&P 500 benchmark. The highest-returning sectors were utilities, health care and financial services.

(1) The S&P 500 Index is an unmanaged, commonly used benchmark of broad stock market total-return performance.
(2) The Russell 2000 Index is an unmanaged, commonly used benchmark of small-capitalization total-return performance.
(3) The S&P 500/Barra Growth Index is an unmanaged, commonly used benchmark of large-cap, growth stock market total-return performance.
(4) The S&P 500/Barra Value Index is an unmanaged, commonly used benchmark of large-cap, value stock market total-return performance.
(5) The Nasdaq Index is an unmanaged, commonly used benchmark of technology-oriented stock market total-return performance.
      The indices are not available for direct investment.

      A shortage of generating capacity and hot summer weather helped utility stocks involved in power generation. Two standout companies in the portfolio over this time period were Duke Energy and Reliant Energy. In the health-care sector, managed-care companies benefited from improved product pricing. Trigon Healthcare and Oxford Healthcare were two of our strongest performers. Financial services stocks rallied on a wave of merger activity, as size and scale were seen to be critical factors to long-term survival in this group. Among the Fund's holdings, Lehman Brothers and Merrill Lynch gained on solid earnings reports and as both companies were viewed as takeover candidates.

      Takeover activity was another factor in the portfolio's strong performance. Other companies acquired several stocks in the portfolio at premium prices. The list of takeovers included: Champion International, Times Mirror, International Home Foods, Mallinckrodt, Chris-Craft Industries, GPU and Donaldson, Lufkin & Jenrette.

      Microsoft was a negative factor on the Fund's performance. The company's stock price was hurt by the government lawsuit in addition to delays to the release of the Windows 2000 operating system. Some analysts believe Microsoft has lost its dominance as wireless handheld devices and Internet-based computing platforms become more prevalent.

Q: What is your current market outlook?

A: We expect economic growth to continue to accelerate over the next year, although at a slower rate than in the year 2000. Consensus forecasts are for 3.1% real GDP growth in calendar 2001. S&P 500 profits are expected to grow as well. Currently, the prevailing earnings estimates are for slightly over 8% growth for S&P 500 profits next year.

      There are several issues that may drive expectations about economic and corporate profit growth lower as time progresses. Soaring oil prices, higher interest rates and slowing consumer spending are likely to have an adverse impact on everything from auto to appliance and jewelry sales. Multi-national companies operating in Europe could see profits reduced by the weaker euro currency as those sales are translated back into fewer dollars.

      Most equity strategists believe the Fed is done, or nearly complete, with this cycle of interest rate increases. If true, this would be positive for stocks. The presidential election is also a factor for investors. Depending on who is elected president, certain sectors of the stock market could experience significant volatility (e.g., pharmaceuticals and tobacco). With all these crosscurrents, it is a good time for a well-diversified portfolio.

                                                              September 14, 2000

Phoenix-Oakhurst Growth & Income Fund

--------------------------------------------------------------------------------
Average Annual Total Returns(1)                           PERIODS ENDING 8/31/00
--------------------------------------------------------------------------------

                                                        INCEPTION     INCEPTION
                                              1 Year    TO 8/31/00       DATE
                                              ------    ----------    ---------
       Class A Shares at NAV(2)                16.83%      20.58%      9/25/97
       Class A Shares at POP(3)                10.11       18.17       9/25/97

       Class B Shares at NAV(2)                15.99       19.68       9/25/97
       Class B Shares with CDSC(4)             11.99       18.95       9/25/97

       Class C Shares at NAV(2)                16.06       19.70       9/25/97
       Class C Shares with CDSC(4)             16.06       19.70       9/25/97

       S&P 500 Index(6)                        16.39       19.20       9/25/97

(1) Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.
(2) "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.
(3) "POP" (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
(4) CDSC (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for B shares decline from 5% to 0% over a five year period. CDSC charges for C share are 1% in the first year and 0% thereafter.
(5) This chart illustrates POP returns on Class A and CDSC returns for Class B and Class C shares since inception.
(6) The S&P 500 Index is a measure of stock market total return performance. The index's performance does not reflect sales charge.

      All returns represent past performance which may not be indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
Growth of $10,000                                            PERIODS ENDING 8/31
--------------------------------------------------------------------------------

                                 [GRAPH OMITTED]

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 9/25/97 (inception of the Fund) in Class A, Class B, and Class C shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class B shares reflects the CDSC charges which decline from 5% to 0% over a five year period. The total return for Class C shares reflects the CDSC charges which are 1% in the first year and 0% thereafter. Performance assumes dividends and capital gains are reinvested.

--------------------------------------------------------------------------------
Sector Weightings                                                        8/31/00
--------------------------------------------------------------------------------

As a percentage of equity holdings

    [The following table was depicted as pie chart in the printed material.]

o  Technology              30%
o  Financials              18
o  Health-Care             10
o  Capital Goods            9
o  Consumer Staples         7
o  Consumer Cyclicals       7
o  Energy                   6
o  Other                   13

Phoenix-Oakhurst Growth & Income Fund

--------------------------------------------------------------------------------
     Ten Largest Holdings at August 31, 2000 (as a percentage of net assets)
--------------------------------------------------------------------------------
 1. General Electric Co.                                                    4.2%
    Diversified manufacturing and financial provider

 2. Intel Corp.                                                             3.4%
    Designs, develops and markets advanced
    microcomputer components

 3. Citigroup, Inc.                                                         3.2%
    Diversified financial services holding company

 4. Cisco Systems, Inc.                                                     3.1%
    Manufactures computer network products

 5. S&P 500 Depository Receipts                                             2.9%
    Long-term Unit Investment Trust

 6. Microsoft Corp.                                                         2.4%
    World's leading computer software company

 7. Exxon Mobil Corp.                                                       2.1%
    World's leading oil company

 8. Pfizer, Inc.                                                            2.0%
    Health-care products and specialty chemicals producer

 9. Morgan Stanley Dean Witter & Co.                                        1.9%
    Financial services provider

10. International Business Machines Corp.                                   1.9%
    Provides advanced information technologies

--------------------------------------------------------------------------------

                         INVESTMENTS AT AUGUST 31, 2000

                                                           SHARES       VALUE
                                                           ------       -----

COMMON STOCKS -- 92.6%

Aerospace/Defense -- 1.7%
Boeing Co. (The) .................................         84,900    $ 4,552,762
General Dynamics Corp. ...........................         43,800      2,756,662
Northrop Grumman Corp. ...........................         25,200      1,960,875
                                                                     -----------
                                                                       9,270,299
                                                                     -----------
Agricultural Products -- 0.0%
Archer-Daniels-Midland Co. .......................          4,895         43,137

Airlines -- 0.3%
AMR Corp.(b) .....................................         17,100        561,094
Delta Air Lines, Inc. ............................         20,900      1,034,550
                                                                     -----------
                                                                       1,595,644
                                                                     -----------
Aluminum -- 0.7%
Alcoa, Inc. ......................................        114,200      3,797,150

Auto Parts & Equipment -- 0.2%
TRW, Inc. ........................................         19,700        900,044

Automobiles -- 1.5%
Ford Motor Co. ...................................        275,862      6,672,412
General Motors Corp. .............................         21,300      1,537,594
                                                                     -----------
                                                                       8,210,006
                                                                     -----------
Banks (Major Regional) -- 1.5%
FleetBoston Financial Corp. ......................        145,700      6,219,569
Wells Fargo & Co. ................................         46,400      2,003,900
                                                                     -----------
                                                                       8,223,469
                                                                     -----------
Banks (Money Center) -- 2.9%
Bank of America Corp. ............................         59,900      3,208,394
Chase Manhattan Corp. (The) ......................        127,000      7,096,125
Morgan (J.P.) & Co., Inc. ........................         33,800      5,650,937
                                                                     -----------
                                                                      15,955,456
                                                                     -----------
Banks (Regional) -- 0.6%
Cullen/Frost Bankers, Inc. .......................         30,000        930,000
Silicon Valley Bancshares(b) .....................         36,800      2,120,600
                                                                     -----------
                                                                       3,050,600
                                                                     -----------

Beverages (Alcoholic) -- 0.1%
Coors (Adolph) Co. Class B .......................          9,500        565,844

Biotechnology -- 0.3%
Amgen, Inc.(b) ...................................         25,000      1,895,312

Broadcasting (Television, Radio & Cable) -- 0.4%
AT&T Corp.- Liberty Media Corp. Class A(b) .......         59,300      1,267,537
Clear Channel Communications, Inc.(b) ............         15,600      1,129,050
                                                                     -----------
                                                                       2,396,587
                                                                     -----------
Chemicals -- 1.1%
Air Products & Chemicals, Inc. ...................         14,500        526,531
Dow Chemical Co. (The) ...........................         75,600      1,979,775
Du Pont (E.I.) de Nemours & Co. ..................         74,300      3,334,212
                                                                     -----------
                                                                       5,840,518
                                                                     -----------

                        See Notes to Financial Statements

Phoenix-Oakhurst Growth & Income Fund

                                                         SHARES         VALUE
                                                         ------         -----

Communications Equipment -- 3.5%
ADC Telecommunications, Inc.(b) ..............           46,200      $ 1,891,312
Comverse Technology, Inc.(b) .................           19,300        1,774,394
Corning, Inc. ................................            5,600        1,836,450
JDS Uniphase Corp.(b) ........................           15,200        1,894,300
Lucent Technologies, Inc. ....................           88,900        3,717,131
Motorola, Inc. ...............................          113,000        4,075,062
QUALCOMM, Inc.(b) ............................           28,100        1,682,487
Sawtek, Inc.(b) ..............................           11,300          569,944
Scientific-Atlanta, Inc. .....................           14,600        1,137,887
Tellabs, Inc.(b) .............................            9,200          516,925
                                                                     -----------
                                                                      19,095,892
                                                                     -----------
Computers (Hardware)-- 6.1%
Apple Computer, Inc.(b) ......................           46,600        2,839,687
Compaq Computer Corp. ........................           89,400        3,045,187
Dell Computer Corp.(b) .......................          107,800        4,702,775
Gateway, Inc.(b) .............................           12,900          878,490
Hewlett-Packard Co. ..........................           40,300        4,866,225
International Business Machines Corp. ........           78,800       10,401,600
Sun Microsystems, Inc.(b) ....................           54,500        6,918,094
                                                                     -----------
                                                                      33,652,058
                                                                     -----------
Computers (Networking) -- 3.1%
Cisco Systems, Inc.(b) .......................          248,500       17,022,250

Computers (Peripherals) -- 0.8%
EMC Corp.(b) .................................           47,400        4,645,200

Computers (Software & Services) -- 6.4%
Adobe Systems, Inc. ..........................           15,500        2,015,000
America Online, Inc.(b) ......................           84,500        4,953,812
Microsoft Corp.(b) ...........................          191,000       13,334,187
Oracle Corp.(b) ..............................          111,100       10,103,156
VERITAS Software Corp.(b) ....................           13,800        1,663,762
Verity, Inc.(b) ..............................           11,700          535,275
Yahoo!, Inc.(b) ..............................           20,800        2,527,200
                                                                     -----------
                                                                      35,132,392
                                                                     -----------
Consumer Finance -- 0.5%
MBNA Corp. ...................................           30,300        1,069,969
PMI Group, Inc. (The) ........................           12,400          768,800
Providian Financial Corp. ....................            7,200          827,550
                                                                     -----------
                                                                       2,666,319
                                                                     -----------
Distributors (Food & Health) -- 0.9%
AmeriSource Health Corp. Class A(b) ..........           23,300          809,675
Andrx Corp.(b) ...............................            6,200          539,400
Cardinal Health, Inc. ........................           18,400        1,505,350
SYSCO Corp. ..................................           43,200        1,827,900
                                                                     -----------
                                                                       4,682,325
                                                                     -----------
Electric Companies -- 3.4%
DTE Energy Co. ...............................           28,700          997,325
Duke Energy Corp. ............................           29,600        2,214,450
Energy East Corp. ............................          105,200        2,386,725
Entergy Corp. ................................           59,900        1,823,206
GPU, Inc. ....................................           56,300        1,724,187
Minnesota Power, Inc. ........................           33,400          741,062
PECO Energy Co. ..............................           19,900          958,931
PG&E Corp. ...................................           15,800          457,212
Public Service Enterprise Group, Inc. ........           10,400          377,000
Reliant Energy, Inc. .........................          100,000        3,712,500
Unicom Corp. .................................           16,800          767,550
UtiliCorp United, Inc. .......................          104,800        2,495,550
                                                                     -----------
                                                                      18,655,698
                                                                     -----------
Electrical Equipment -- 4.8%
AVX Corp. ....................................           36,100        1,080,744
General Electric Co. .........................          393,300       23,081,794
KEMET Corp.(b) ...............................           36,700        1,101,000
Vishay Intertechnology, Inc.(b) ..............           30,300        1,221,469
                                                                     -----------
                                                                      26,485,007
                                                                     -----------
Electronics (Instrumentation) -- 0.6%
Credence Systems Corp.(b) ....................           20,300        1,188,819
Trimble Navigation Ltd.(b) ...................           54,000        2,244,375
                                                                     -----------
                                                                       3,433,194
                                                                     -----------
Electronics (Semiconductors) -- 5.4%
Advanced Micro Devices, Inc.(b) ..............           20,400          767,550
Analog Devices, Inc.(b) ......................           11,000        1,105,500
Cypress Semiconductor Corp.(b) ...............           22,100        1,092,569
Integrated Device Technology, Inc.(b) ........           24,700        2,167,425
Intel Corp. ..................................          247,000       18,494,125
National Semiconductor Corp.(b) ..............           35,800        1,593,100
Texas Instruments, Inc. ......................           69,200        4,632,075
                                                                     -----------
                                                                      29,852,344
                                                                     -----------
Entertainment -- 1.2%
Time Warner, Inc. ............................           42,900        3,667,950
Viacom, Inc.  Class B(b) .....................           41,422        2,788,218
                                                                     -----------
                                                                       6,456,168
                                                                     -----------
Equipment (Semiconductors) -- 1.4%
Applied Materials, Inc.(b) ...................           41,800        3,607,862
Cymer, Inc.(b) ...............................           11,900          546,656
KLA-Tencor Corp.(b) ..........................            9,600          630,000
Lam Research Corp.(b) ........................           35,100        1,057,387
Teradyne, Inc.(b) ............................           28,000        1,814,750
                                                                     -----------
                                                                       7,656,655
                                                                     -----------

                        See Notes to Financial Statements

Phoenix-Oakhurst Growth & Income Fund

                                                          SHARES        VALUE
                                                          ------        -----

Financial (Diversified) -- 6.3%
Ambac Financial Group, Inc. ......................         19,000    $ 1,227,875
American Express Co. .............................         53,000      3,133,625
Citigroup, Inc. ..................................        304,533     17,777,133
Fannie Mae .......................................         38,000      2,042,500
Morgan Stanley Dean Witter & Co. .................         98,800     10,627,175
                                                                     -----------
                                                                      34,808,308
                                                                     -----------
Foods -- 1.7%
ConAgra, Inc. ....................................         72,000      1,318,500
Kellogg Co. ......................................         26,000        602,875
McCormick & Co., Inc. ............................         25,100        732,606
PepsiCo, Inc. ....................................         98,600      4,202,825
Quaker Oats Co. (The) ............................         37,300      2,534,069
                                                                     -----------
                                                                       9,390,875
                                                                     -----------
Health Care (Diversified) -- 2.6%
Abbott Laboratories ..............................         61,500      2,690,625
Allergan, Inc. ...................................         11,500        840,937
Bristol-Myers Squibb Co. .........................         91,600      4,854,800
Johnson & Johnson ................................         65,900      6,058,681
                                                                     -----------
                                                                      14,445,043
                                                                     -----------
Health Care (Drugs-Major Pharmaceuticals) -- 4.7%
Lilly (Eli) & Co. ................................         44,100      3,219,300
Merck & Co., Inc. ................................         93,200      6,512,350
Pfizer, Inc. .....................................        250,800     10,847,100
Pharmacia Corp. ..................................         37,128      2,174,309
Schering-Plough Corp. ............................         78,100      3,133,763
                                                                     -----------
                                                                      25,886,822
                                                                     -----------
Health Care (Generic and Other) -- 0.4%
Jones Pharma, Inc. ...............................         56,800      2,030,600

Health Care (Hospital Management) -- 0.2%
Tenet Healthcare Corp(b) .........................         34,900      1,081,900

Health Care (Managed Care) -- 1.5%
Oxford Health Plans, Inc.(b) .....................         70,400      2,147,200
PacifiCare Health Systems, Inc.(b) ...............         13,300        717,369
UnitedHealth Group, Inc. .........................         35,800      3,383,100
Wellpoint Health Networks, Inc.(b) ...............         19,700      1,700,356
                                                                     -----------
                                                                       7,948,025
                                                                     -----------
Household Products (Non-Durable) -- 0.6%
Kimberly-Clark Corp. .............................         55,400      3,240,900

Housewares -- 0.2%
Tupperware Corp. .................................         66,300      1,338,431

Insurance (Life/Health) -- 0.6%
Lincoln National Corp. ...........................         62,900      3,396,600

Insurance (Multi-Line) -- 0.7%
CIGNA Corp. ......................................         27,200      2,645,200
Loews Corp. ......................................         16,000      1,295,000
                                                                     -----------
                                                                       3,940,200
                                                                     -----------
Insurance (Property-Casualty) -- 0.3%
MGIC Investment Corp. ............................         12,000        705,750
Radian Group, Inc. ...............................         18,600      1,155,525
                                                                     -----------
                                                                       1,861,275
                                                                     -----------
Insurance Brokers -- 0.3%
Gallagher (Arthur J.) & Co. ......................         31,000      1,519,000

Investment Banking/Brokerage -- 1.6%
AXA Financial, Inc. ..............................         25,000      1,293,750
Donaldson, Lufkin & Jenrette, Inc. ...............          8,800        778,800
Lehman Brothers Holdings, Inc. ...................         17,500      2,537,500
Merrill Lynch & Co., Inc. ........................         28,000      4,060,000
                                                                     -----------
                                                                       8,670,050
                                                                     -----------
Investment Management -- 0.1%
Franklin Resources, Inc. .........................         10,200        387,600

Iron & Steel -- 0.2%
Nucor Corp. ......................................         27,700      1,017,975

Machinery (Diversified) -- 0.5%
Dover Corp. ......................................         59,000      2,883,625

Manufacturing (Diversified) -- 1.3%
Minnesota Mining and Manufacturing Co. ...........         35,200      3,273,600
Parker-Hannifin Corp. ............................         27,600        960,825
United Technologies Corp. ........................         41,800      2,609,888
                                                                     -----------
                                                                       6,844,313
                                                                     -----------
Manufacturing (Specialized) -- 0.1%
Cognex Corp.(b) ..................................         12,100        484,000

Natural Gas -- 0.8%
Equitable Resources, Inc. ........................         34,300      1,931,519
Sempra Energy ....................................        126,700      2,470,650
                                                                     -----------
                                                                       4,402,169
                                                                     -----------

                        See Notes to Financial Statements

Phoenix-Oakhurst Growth & Income Fund

                                                           SHARES       VALUE
                                                           ------       -----

Oil & Gas (Exploration & Production) -- 1.4%
Apache Corp. .....................................         49,300    $ 3,105,900
Kerr-McGee Corp. .................................         33,400      2,110,463
Unocal Corp. .....................................         65,500      2,186,063
                                                                     -----------
                                                                       7,402,426
                                                                     -----------
Oil & Gas (Refining & Marketing) -- 0.3%
Ultramar Diamond Shamrock Corp. ..................         73,700      1,727,344

Oil (Domestic Integrated) -- 0.8%
Amerada Hess Corp. ...............................         19,800      1,355,063
Occidental Petroleum Corp. .......................         85,700      1,853,263
Phillips Petroleum Co. ...........................         14,400        891,000
                                                                     -----------
                                                                       4,099,326
                                                                     -----------
Oil (International Integrated) -- 3.0%
Chevron Corp. ....................................         49,800      4,208,100
Exxon Mobil Corp. ................................        143,100     11,680,538
Texaco, Inc. .....................................         15,800        813,700
                                                                     -----------
                                                                      16,702,338
                                                                     -----------

Paper & Forest Products -- 0.4%
International Paper Co. ..........................         25,100        800,063
Westvaco Corp. ...................................         38,100      1,042,988
Weyerhaeuser Co. .................................          9,400        435,338
                                                                     -----------
                                                                       2,278,389
                                                                     -----------
Personal Care -- 0.1%
Alberto-Culver Co. Class B .......................         20,800        588,900

Publishing -- 0.1%
Reader's Digest Association, Inc. (The) Class A ..         16,500        635,250

Publishing (Newspapers) -- 1.5%
Dow Jones & Co., Inc. ............................         31,000      1,939,438
Gannett Co., Inc. ................................         27,500      1,557,188
Knight-Ridder, Inc. ..............................         23,800      1,300,075
New York Times Co. (The) Class A .................         50,300      1,971,131
Tribune Co. ......................................         34,500      1,231,219
                                                                     -----------
                                                                       7,999,051
                                                                     -----------
Railroads-- 0.2%
Union Pacific Corp. ..............................         31,500      1,252,125

Retail (Building Supplies) -- 0.7%
Home Depot, Inc. (The) ...........................         70,000      3,364,375
Lowe's Cos., Inc. ................................         14,100        631,856
                                                                     -----------
                                                                       3,996,231
                                                                     -----------
Retail (Computers & Electronics) -- 0.6%
Best Buy Co., Inc.(b) ............................         20,400      1,259,700
Tech Data Corp.(b) ...............................         37,100      1,915,288
                                                                     -----------
                                                                       3,174,988
                                                                     -----------
Retail (Department Stores) -- 0.1%
Neiman Marcus Group, Inc. (The) Class A(b) .......         14,500        486,656

Retail (Food Chains) -- 0.2%
Safeway, Inc.(b) .................................         24,800      1,222,950

Retail (General Merchandise) -- 1.4%
Sears, Roebuck & Co. .............................         32,200      1,004,238
Target Corp. .....................................         25,000        581,250
Wal-Mart Stores, Inc. ............................        131,000      6,214,313
                                                                     -----------
                                                                       7,799,801
                                                                     -----------
Retail (Specialty) -- 0.3%
Tiffany & Co. ....................................         14,800        616,050
Zale Corp.(b) ....................................         21,200        783,075
                                                                     -----------
                                                                       1,399,125
                                                                     -----------
Retail (Specialty-Apparel) -- 0.1%
Talbots, Inc. (The) ..............................          9,400        629,213

Services (Advertising/Marketing) -- 0.1%
Omnicom Group, Inc. ..............................          5,600        467,250

Services (Commercial & Consumer) -- 0.1%
Cendant Corp.(b) .................................         60,000        791,250

Services (Computer Systems) -- 0.5%
Computer Sciences Corp.(b) .......................         14,000      1,106,875
Electronic Data Systems Corp. ....................         30,800      1,534,225
                                                                     -----------
                                                                       2,641,100
                                                                     -----------
Services (Data Processing) -- 0.8%
Concord EFS, Inc.(b) .............................         18,400        591,100
First Data Corp. .................................         48,400      2,308,075
Fiserv, Inc.(b) ..................................         30,700      1,663,556
                                                                     -----------
                                                                       4,562,731
                                                                     -----------
Shipping -- 0.2%
Teekay Shipping Corp. ............................         17,700        818,625

Telecommunications (Cellular/Wireless) -- 0.7%
Nextel Communications, Inc. Class A(b) ...........         31,400      1,740,738
Sprint Corp. (PCS Group)(b).......................         41,400      2,077,763
                                                                     -----------
                                                                       3,818,501
                                                                     -----------

                        See Notes to Financial Statements

Phoenix-Oakhurst Growth & Income Fund

                                                       SHARES        VALUE
                                                       ------        -----

Telecommunications (Long Distance) -- 1.2%
AT&T Corp. .......................................      27,800    $   875,700
Sprint Corp. (FON Group) .........................      51,500      1,725,250
WorldCom, Inc.(b) ................................     115,000      4,197,500
                                                                  -----------
                                                                    6,798,450
                                                                  -----------
Telephone -- 2.6%
BellSouth Corp. ..................................     125,400      4,678,988
SBC Communications, Inc. .........................     113,700      4,746,975
Verizon Communications ...........................     105,700      4,611,163
                                                                  -----------
                                                                   14,037,126
                                                                  -----------
Textiles (Apparel) -- 0.1%
Jones Apparel Group, Inc.(b) .....................      21,100        516,950

Tobacco -- 1.0%
Philip Morris Cos., Inc. .........................     186,200      5,516,175

-----------------------------------------------------------------------------
Total Common Stocks
(Identified cost $401,733,607)                                    508,119,550
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS -- 3.5%

Communications Equipment -- 1.2%
Nortel Networks Corp. (Canada) ...................      83,800      6,834,937

Foods -- 0.3%
Unilever NV NY Registered Shares (Netherlands) ...      35,900      1,696,275

Manufacturing (Diversified) -- 1.0%
Tyco International Ltd. (Bermuda) ................      97,600      5,563,200

Oil (Domestic Integrated) -- 1.0%
Royal Dutch Petroleum Co. NY Registered Shares
(Netherlands) ....................................      85,000      5,200,938

-----------------------------------------------------------------------------
Total Foreign Common Stocks
(Identified cost $12,767,449)                                      19,295,350
-----------------------------------------------------------------------------

UNIT INVESTMENT TRUSTS -- 2.9%

S&P 500 Depository Receipts ......................     104,500     15,923,187

-----------------------------------------------------------------------------
Total Unit Investment Trusts
(Identified cost $13,363,252)                                      15,923,187
-----------------------------------------------------------------------------
Total Long-Term Investments--99.0%
(Identified cost $427,864,308)                                    543,338,087
-----------------------------------------------------------------------------

                                            STANDARD
                                             & POOR'S    PAR
                                              RATING    VALUE
                                           (Unaudited)  (000)
                                           -----------  -----

SHORT-TERM OBLIGATIONS -- 0.8%

Commercial Paper -- 0.8%
Alcoa, Inc. 6.65%, 9/1/00                       A-1     $2,000      2,000,000
Lexington Parker Capital Co. 6.68%, 9/1/00      A-1      2,350      2,350,000

-----------------------------------------------------------------------------
Total Short-Term Obligations
(Identified cost $4,350,000)                                        4,350,000
-----------------------------------------------------------------------------

TOTAL INVESTMENTS -- 99.8%
(Identified cost $432,214,308)                                    547,688,087(a)
Cash and receivables, less liabilities--0.2%                          846,373
                                                                 ------------
NET ASSETS--100.0%                                               $548,534,460
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $137,598,526 and gross depreciation of $23,025,564 for federal income tax purposes. At August 31, 2000, the aggregate cost of securities for federal income tax purposes was $433,115,125.
(b)   Non-income producing.

                        See Notes to Financial Statements

Phoenix-Oakhurst Growth & Income Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                 AUGUST 31, 2000

Assets
Investment securities at value
  (Identified cost $432,214,308)                                  $ 547,688,087
Cash                                                                      1,709
Receivables
  Investment securities sold                                         19,975,498
  Fund shares sold                                                    1,706,254
  Dividends and interest                                                797,366
Prepaid expenses                                                          1,652
                                                                  -------------
   Total assets                                                     570,170,566
                                                                  -------------
Liabilities
Payables
  Investment securities purchased                                    20,262,620
  Fund shares repurchased                                               539,790
  Investment advisory fee                                               327,063
  Distribution fee                                                      268,270
  Transfer agent fee                                                     94,045
  Financial agent fee                                                    27,678
  Trustees' fee                                                           8,342
  Custodian fee                                                           4,163
Accrued expenses                                                        104,135
                                                                  -------------
   Total liabilities                                                 21,636,106
                                                                  -------------
Net Assets                                                        $ 548,534,460
                                                                  =============
Net Assets Consist of:
Capital paid in on shares of beneficial interest                  $ 436,038,751
Accumulated net realized loss                                        (2,978,070)
Net unrealized appreciation                                         115,473,779
                                                                  -------------
Net Assets                                                        $ 548,534,460
                                                                  =============
Class A
Shares of beneficial interest outstanding, $1 par value
  unlimited authorization (Net Assets $294,415,914)                  17,467,946
Net asset value per share                                                $16.85
Offering price per share $16.85/(1-5.75%)                                $17.88

Class B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $147,846,267)                   8,938,507
Net asset value and offering price per share                             $16.54

Class C
Shares of beneficial interest outstanding, $1 par value
  unlimited authorization (Net Assets $106,272,279)                   6,423,221
Net asset value and offering price per share                             $16.55

                             STATEMENT OF OPERATIONS
                           YEAR ENDED AUGUST 31, 2000

Investment Income
Dividends                                                          $  6,328,973
Interest                                                                115,721
Foreign taxes withheld                                                  (39,013)
                                                                   ------------
   Total investment income                                            6,405,681
                                                                   ------------
Expenses
Investment advisory fee                                               3,483,315
Distribution fee, Class A                                               630,606
Distribution fee, Class B                                             1,284,671
Distribution fee, Class C                                               837,324
Financial agent fee                                                     318,157
Transfer agent                                                          793,640
Registration                                                             80,837
Printing                                                                 57,796
Custodian                                                                46,283
Professional                                                             42,593
Trustees                                                                 27,994
Miscellaneous                                                            22,277
                                                                   ------------
   Total expenses                                                     7,625,493
   Less expenses borne by investment adviser                           (229,013)
                                                                   ------------
   Net expenses                                                       7,396,480
                                                                   ------------
Net investment loss                                                    (990,799)
                                                                   ------------

Net Realized and Unrealized Gain (Loss) on Investments
Net realized loss on securities                                      (2,594,322)
Net change in unrealized appreciation (depreciation) on
  investments                                                        75,794,989
                                                                   ------------
Net gain on investments                                              73,200,667
                                                                   ------------
Net increase in net assets resulting from operations               $ 72,209,868
                                                                   ============

                        See Notes to Financial Statements

Phoenix-Oakhurst Growth & Income Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                   Year Ended        Year Ended
                                                                                     8/31/00           8/31/99
                                                                                  -------------     -------------
From Operations
  Net investment income (loss)                                                    $    (990,799)    $     282,288
  Net realized gain (loss)                                                           (2,594,322)        4,981,093
  Net change in unrealized appreciation (depreciation)                               75,794,989        56,853,081
                                                                                  -------------     -------------
  Increase (decrease) in net assets resulting from operations                        72,209,868        62,116,462
                                                                                  -------------     -------------
From Distributions to Shareholders
  Net investment income, Class A                                                       (285,388)         (178,877)
  Net realized gains, Class A                                                        (2,877,590)         (815,230)
  Net realized gains, Class B                                                        (1,487,251)         (384,053)
  Net realized gains, Class C                                                          (909,767)         (153,155)
  In excess of net realized gains, Class A                                              (15,321)               --
  In excess of net realized gains, Class B                                               (7,918)               --
  In excess of net realized gains, Class C                                               (4,844)               --
                                                                                  -------------     -------------
  Decrease in net assets from distributions to shareholders                          (5,588,079)       (1,531,315)
                                                                                  -------------     -------------
From Share Transactions
Class A
  Proceeds from sales of shares (8,147,516 and 9,742,443 shares, respectively)      125,678,816       132,907,595
  Net asset value of shares issued from reinvestment of distributions
    (184,841 and 67,491 shares, respectively)                                         2,859,487           889,551
  Cost of shares repurchased (5,185,684 and 2,786,606 shares, respectively)         (80,123,000)      (37,852,057)
                                                                                  -------------     -------------
Total                                                                                48,415,303        95,945,089
                                                                                  -------------     -------------
Class B
  Proceeds from sales of shares (2,778,833 and 5,216,234 shares, respectively)       42,118,702        70,319,755
  Net asset value of shares issued from reinvestment of distributions
    (91,070 and 25,028 shares, respectively)                                          1,389,726           327,525
  Cost of shares repurchased (1,518,323 and 721,133 shares, respectively)           (23,055,705)       (9,785,374)
                                                                                  -------------     -------------
Total                                                                                20,452,723        60,861,906
                                                                                  -------------     -------------
Class C
  Proceeds from sales of shares (2,987,969 and 3,277,763 shares, respectively)       45,432,616        44,490,555
  Net asset value of shares issued from reinvestment of distributions
    (57,858 and 10,341 shares, respectively)                                            882,890           135,365
  Cost of shares repurchased (726,231 and 252,075 shares, respectively)             (11,166,175)       (3,514,530)
                                                                                  -------------     -------------
Total                                                                                35,149,331        41,111,390
                                                                                  -------------     -------------
Class M
  Cost of shares repurchased (0 and 11,751 shares, respectively)                             --          (140,889)
                                                                                  -------------     -------------
Total                                                                                        --          (140,889)
                                                                                  -------------     -------------
  Increase (decrease) in net assets from share transactions                         104,017,357       197,777,496
                                                                                  -------------     -------------
  Net increase (decrease) in net assets                                             170,639,146       258,362,643
Net Assets
  Beginning of period                                                               377,895,314       119,532,671
                                                                                  -------------     -------------
  End of period [including undistributed net investment income of
    $0 and $285,388, respectively]                                                $ 548,534,460     $ 377,895,314
    ==     =========                                                              =============     =============

                        See Notes to Financial Statements

Phoenix-Oakhurst Growth & Income Fund

                              FINANCIAL HIGHLIGHTS
     (Selected data for a share outstanding throughout the indicated period)

                                                             CLASS A
                                             --------------------------------------
                                                                             From
                                              Year Ended August 31         Inception
                                             ----------------------       9/25/97 to
                                               2000          1999           8/31/98
Net asset value, beginning of period         $  14.61      $  10.47         $ 10.00
Income from investment operations
  Net investment income (loss)(1)                0.02          0.06            0.06
  Net realized and unrealized gain (loss)        2.42          4.19            0.48
                                             --------      --------         -------
      Total from investment operations           2.44          4.25            0.54
                                             --------      --------         -------
Less distributions
  Dividends from net investment income          (0.02)        (0.02)          (0.04)
  Dividends from net realized gains             (0.18)        (0.09)          (0.03)
                                             --------      --------         -------
      Total distributions                       (0.20)        (0.11)          (0.07)
                                             --------      --------         -------
Change in net asset value                        2.24          4.14            0.47
                                             --------      --------         -------
Net asset value, end of period               $  16.85      $  14.61         $ 10.47
                                             ========      ========         =======
Total return(2)                                 16.83%        40.72%           5.39%(5)

Ratios/supplemental data:
Net assets, end of period (thousands)        $294,416      $209,210         $76,399

Ratio to average net assets of:
  Operating expenses(3)                          1.25%         1.22%(7)        1.25%(6)
  Net investment income (loss)                   0.13%         0.43%           0.57%(6)
Portfolio turnover                                 55%           71%            106%(5)

                                                             CLASS B
                                             --------------------------------------
                                                                             From
                                              Year Ended August 31         Inception
                                             ----------------------       9/25/97 to
                                               2000          1999           8/31/98
Net asset value, beginning of period         $  14.43      $  10.40         $ 10.00
Income from investment operations
  Net investment income (loss)(1)               (0.10)        (0.04)          (0.02)
  Net realized and unrealized gain (loss)        2.39          4.16            0.48
                                             --------      --------         -------
      Total from investment operations           2.29          4.12            0.46
                                             --------      --------         -------
Less distributions
  Dividends from net investment income             --            --           (0.03)
  Dividends from net realized gains             (0.18)        (0.09)          (0.03)
                                             --------      --------         -------
      Total distributions                       (0.18)        (0.09)          (0.06)
                                             --------      --------         -------
Change in net asset value                        2.11          4.03            0.40
                                             --------      --------         -------
Net asset value, end of period               $  16.54      $  14.43         $ 10.40
                                             ========      ========         =======
Total return(2)                                 15.99%        39.72%           4.59%(5)

Ratios/supplemental data:
Net assets, end of period (thousands)        $147,846      $109,461         $31,902

Ratio to average net assets of:
  Operating expenses(4)                          2.00%         1.96%(7)        2.00%(6)
  Net investment income (loss)                  (0.62)%       (0.32)%         (0.19)%(6)
Portfolio turnover                                 55%           71%            106%(5)

(1)   Computed using average shares outstanding.
(2)   Maximum sales charges are not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.30%, 1.33% and 1.88% for the periods ended August 31, 2000, 1999 and 1998, respectively.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.05%, 2.08% and 2.63% for the periods ended August 31, 2000, 1999 and 1998, respectively.
(5)   Not annualized.
(6)   Annualized.
(7) For the year ended August 31, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                       See Notes to Financial Statements

Phoenix-Oakhurst Growth & Income Fund

                              FINANCIAL HIGHLIGHTS
     (Selected data for a share outstanding throughout the indicated period)

                                                             CLASS C
                                             --------------------------------------
                                                                             From
                                              Year Ended August 31         Inception
                                             ----------------------       9/25/97 to
                                               2000          1999           8/31/98
Net asset value, beginning of period         $  14.43      $ 10.41         $ 10.00
Income from investment operations
  Net investment income (loss)(1)               (0.10)       (0.04)          (0.02)
  Net realized and unrealized gain (loss)        2.40         4.15            0.49
                                             --------      -------         -------
      Total from investment operations           2.30         4.11            0.47
                                             --------      -------         -------
Less distributions
  Dividends from net investment income                          --          (0.03)
  Dividends from net realized gains             (0.18)       (0.09)          (0.03)
                                             --------      -------         -------
      Total distributions                       (0.18)       (0.09)          (0.06)
                                             --------      -------         -------
Change in net asset value                        2.12         4.02            0.41
                                             --------      -------         -------
Net asset value, end of period               $  16.55      $ 14.43         $ 10.41
                                             ========      =======         =======
Total return(2)                                 16.06%       39.58%           4.67%(4)

Ratios/supplemental data:
Net assets, end of period (thousands)        $106,272      $59,224         $11,108

Ratio to average net assets of:
  Operating expenses(3)                          2.00%        1.96%(6)        2.00%(5)
  Net investment income (loss)                  (0.62)%      (0.33)%         (0.18)%(5)
Portfolio turnover                                 55%          71%            106%(4)

(1)   Computed using average shares outstanding.
(2)   Maximum sales charges are not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.05%, 2.08% and 2.63% for the periods ended August 31, 2000, 1999 and 1998, respectively.
(4)   Not annualized.
(5)   Annualized.
(6) For the year ended August 31, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

Phoenix Equity Series Fund
Notes to Financial Statements
August 31, 2000

1. SIGNIFICANT ACCOUNTING POLICIES

      The Phoenix Equity Series Fund (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose shares are offered in two separate Series, each a "Fund". Each Fund has distinct investment objectives.

      Phoenix-Duff & Phelps Core Equity Fund seeks long-term capital appreciation by investing in a diversified portfolio of common stocks. Phoenix-Oakhurst Growth & Income Fund seeks dividend growth, current income and capital appreciation by investing in common stocks.

      Each Fund offers Class A, Class B and Class C shares. Class M shares have been closed. Effective April 3, 2000 Class A shares are sold with a front-end sales charge of up to 5.75%. Prior to that date, the maximum sales charge was 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Fund are borne pro rata by the holders of all classes of shares, except that each class bears distribution expenses unique to that class.

      The following is a summery of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that effect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. Security valuation:

      Equity securities are valued at the last sales price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.

B. Security transactions and related income:

      Security transaction are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. The Trust does not amortize premiums but does accrete discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. Income taxes:

      Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. Distributions to shareholders:

      Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with the income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, foreign currency gain/loss, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distribution will result in reclassifications to paid in capital.

E. Foreign currency transaction:

      Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. Forward currency contracts:

      Each Fund may enter into forward currency contracts on conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and

Phoenix Equity Series Fund
Notes to Financial Statements
August 31, 2000 (Continued)

liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

      A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in the market value is recorded by each Fund as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

G. Options:

      Each Fund may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

      Each Fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on the sales or amounts paid are adjusted by the amount if premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

      Each Fund may purchase options which are included in the Funds' Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.

H. Expenses:

      Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

I. Repurchase agreements:

      A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or, if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

      The advisors to the Trust are Duff & Phelps Investment Management Co. ("DPIM") and Phoenix Investment Counsel, Inc. ("PIC"). DPIM is a subsidiary of Phoenix Investment Partners Ltd., which is an indirect, majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), PIC is an indirect, majority-owned subsidiary of PHL. As compensation for their services to the Trust, the Advisors are entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each separate Fund:

                                        1st $1     $1 2      $2+
Fund                          Advisor   Billion   Billion   Billion
----                          -------   -------   -------   -------
Core Equity Fund...........   DPIM       0.75%     0.70%     0.65%
Growth & Income Fund.......    PIC       0.75%     0.70%     0.65%

      The Advisors have voluntarily agreed to assume total fund operating expenses of each respective Fund, excluding interest, taxes, brokerage fees, commissions and extraordinary expenses until August, 31, 2001, to the extent that such expenses exceed the following percentages of average annual net assets:

                Class A        Class B        Class C
                -------        -------        -------
                 1.25%          2.00%          2.00%

      Phoenix Equity Planning Corporation ("PEPCO"), an indirect, majority-owned subsidiary of PHL, serves as the national distributor of the Trust's shares. PEPCO has advised the Trust that it retained net selling commissions of $92,986 for Class A Shares, and deferred sales charges of $391,433 for Class B shares and $28,358 for Class C shares for the fiscal year ended August 31, 2000. In addition, each Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of the Fund. The Distributor has advised the Trust that of the total amount expensed for the year ended August 31, 2000, $1,827,507 was retained by the Distributor, $1,010,328 was paid to unaffiliated participants, and $85,707 was paid to W.S. Griffith, and indirect subsidiary of PHL.

      As Financial Agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting

Phoenix Equity Series Fund
Notes to Financial Statements
August 31, 2000 (Continued)

and related services provided by PFPC Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of the subagents performance. For the year ended August 31, 2000, financial agent fees were $391,386, of which PEPCO received $82,360. The current fee schedule of PFPC Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of each Fund. Certain minimum fees and waivers may apply.

      PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the year ended August 31, 2000, transfer agent fees were $866,700 of which PEPCO retained $269,312 which is net of the fees paid to State Street.

      At August 31, 2000, PHL and affiliates held Trust shares which aggregated the following:

                                                   Aggregate
                                                   Net Asset
                                      Shares         Value
                                    ---------     -----------
Core Equity Fund--Class A........   1,375,977     $18,052,818

3. PURCHASE AND SALE OF SECURITIES

      Purchases and sales of securities during the year ended August 31, 2000 (excluding U.S. Government and agency securities and short-term securities) aggregated the following:

                                Purchases             Sales
                              ------------        ------------
Core Equity Fund............  $ 31,912,129        $ 51,956,665
Growth & Income Fund........   345,143,598         251,550,109

      There were no purchases or sales of long-term U.S. Government and agency securities during the year ended August 31, 2000.

4. CREDIT RISK

      In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects in the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

5. CAPITAL LOSS CARRYOVERS

      At August 31, 2000, the Growth & Income Fund had a capital loss carryover of $1,107,211, expiring in 2008. This may be used to offset future capital gains.

      Under current tax law, capital loss realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year. For the year ended August 31, 2000, the Growth & Income Fund deferred capital losses of $966,490.

6. RECLASSIFICATION OF CAPITAL ACCOUNTS

      In accordance with accounting pronouncemnts, the Trust has recorded several reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. As of August 31, 2000, each Fund recorded the following reclassifications to increase (decrease) the accounts listed below:

                                                                   Capital paid
                               Undistributed       Accumulated     in on shares
                               net investment      net realized    of beneficial
                                  income            gain(loss)       interest
                               --------------      ------------    -------------
Core Equity Fund                $   146,619               --       $  (146,619)
Growth & Income Fund                990,799           28,083        (1,018,882)

     This report is not authorized for distibution to prospective investors in the Phoenix Equity Series Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

                       REPORT OF INDEPENDENT ACCOUNTANTS

PRICEWATERHOUSECOOPERS [LOGO]

To the Trustees and Shareholders of
Phoenix Equity Series Fund:

      In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments (except for bond ratings), and the related statements of operations and of changes in net assets, and the financial highlights present fairly, in all material respects, the financial position of the Phoenix-Duff & Phelps Core Equity Fund and the Phoenix-Oakhurst Growth & Income Fund (constituting the Phoenix Equity Series Fund, hereinafter referred to as the "Fund") at August 31, 2000, the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


/s/ PriceWaterhouseCoopers LLP

Boston, Massachusetts
October 12, 2000

RESULTS OF SHAREHOLDER MEETING (Unaudited)

A special meeting of Shareholders of Phoenix Equity Series Fund was held on May 16, 2000 to approve the following matters:

      1. Approve a new Rule 12b-1 Distribution Plan for Class B Shares
      2. Approve a new Rule 12b-1 Distribution Plan for Class C Shares

      On the record date for these meetings, the shares outstanding and percentage of the shares outstanding and entitled to vote that were present by proxy were as follows:

Class of Shares                                                      Shares outstanding    Percentage present by proxy
---------------                                                      ------------------    ---------------------------
Phoenix-Duff & Phelps Core Equity Fund Class B                             530,964                  50.10%
Phoenix-Duff & Phelps Core Equity Fund Class C                             161,822                  50.91%
Phoenix-Oakhurst Growth & Income Fund Class B                            8,441,534                  50.10%
Phoenix-Oakhurst Growth & Income Fund Class C                            5,700,812                  50.46%

NUMBER OF VOTES

                                                                            For          Against        Abstain
                                                                       -------------    ----------    ----------
1. Approve a new Rule 12b-1 Distribution Plan for Class B Shares
      Phoenix-Duff & Phelps Core Equity Fund Class B                       243,362          2,880        19,776
      Phoenix-Oakhurst Growth & Income Fund Class B                      3,774,705        129,400       325,428
2. Approve a new Rule 12b-1 Distribution Plan for Class C Shares
      Phoenix-Duff & Phelps Core Equity Fund Class C                        62,155            802        19,422
      Phoenix-Oakhurst Growth & Income Fund Class C                      2,447,102         99,758       330,013

Phoenix Equity Series Fund

101 Munson Street
Greenfield, Massachusetts 01301

Trustees

Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

Officers

Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
John F. Sharry, Executive Vice President
Steven L. Colton, Vice President
Robert S. Driessen, Vice President
William R. Moyer, Vice President
Diane L. Mustain, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffery Bohne, Secretary
Nancy J. Engberg, Assistant Secretary

Investement Advisors

Duff & Phelps Investment Management Co.
(Phoenix-Duff & Phelps Core Equity Fund)
55 East Monroe Street
Suite 3800
Chicago, Illinois 60603

Phoenix Investment Counsel, Inc.
(Phoenix-Oakhurts Growth & Income Fund)
56 Prospect Street
Hartford, Connecticut 06115-0480

Principle Underwriter

Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

Transfer Agent

Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

Independent Accountants

PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

How to Contact Us

The Fund Connection           1-800-243-1574
Customer Service              1-800-243-1574
Investment Strategy Hotline   1-800-243-4361 (option 2)
Marketing Department          1-800-243-4361 (option 3)
Text Telephone                1-800-243-1926

www.phoenixinvestments.com

                                 IBC (blank)

Phoenix Equity Planning Corporation
PO Box 2200
Enfield CT 06083-2200

[LOGO] PHOENIX
       INVESTMENT PARTNERS

For more information about
Phoenix mutual funds, please call
your financial representative or
contact us at 1-800-243-4361 or
www.phoenixinvestments.com.

PXP 213 (10/00)

Phoenix Equity Planning Corporation                         -------------------
PO Box 2200                                                 Presorted Standard
Enfield CT 06083-2200                                           US POSTAGE
                                                                  PAID
                                                               LOUISVILLE KY
                                                                PERMIT 1051
[LOGO] PHOENIX                                              -------------------
       INVESTMENT PARTNERS

For more information about
Phoenix mutual funds, please call
your financial representative or
contact us at 1-800-243-4361 or
www.phoenixinvestments.com.

PXP 213 (10/00)